Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE
9.	EARNINGS PER SHARE

Basic earnings (loss) per share (“EPS”) is computed by dividing net income (loss) attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock, unless inclusion would be antidilutive.

In connection with the Business Combination completed on March 16, 2026, the Company issued shares of common stock in exchange for the outstanding equity interests of One Blockchain and Signing Day Sports. Earnings per share are computed based on the weighted average number of shares of common stock outstanding during the period. Shares issued in connection with the business combination completed on March 16, 2026 are included in the weighted average shares outstanding retroactively for both periods presented.

For the three months ended March 31, 2026, diluted earnings per share equaled basic earnings per share, as the Company incurred a net loss and the inclusion of potentially dilutive securities would have been antidilutive.

	Three Months Ended March 31,
	2026	2025
Net (loss) income attributable to common stockholders	$(273,198)	$488,778

Basic and diluted net (loss) income per share	$(0.01)	$0.01
Weighted average shares outstanding – basic and diluted	37,646,133	37,646,133

9.	EARNINGS PER SHARE
The Company had no shares issued or outstanding as of December 31, 2025 and 2024 and therefore no basic or diluted earnings per share have been calculated.